Lease Transactions	6 Months Ended
Sep. 30, 2021
Leases [Abstract]
Lease Transactions	LEASE TRANSACTIONS
Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally various types of data processing equipment, office equipment and transportation equipment. Sales type and direct financing leases are presented in loans. In certain case, the MUFG Group requests lessees to deposit in amount nearly or equal to residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2020 and September 30, 2021:

	September 30, 2020	September 30, 2021
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥64,748	¥59,369
Operating leases:
Lease income	¥2,025	¥1,843
Total	¥66,773	¥61,212
Finance income on net investment is included in Interest income—Loans, including fees in the condensed consolidated statements of income. Lease income from operating lease transactions is included in Other non-interest income in the condensed consolidated statements of income.